Leases - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease Disclosure [Abstract]
Short-term leases and leases of low-value assets	$ 44	$ 95
Undiscounted finance lease payments to be received	$ 732	$ 0